ARO (Tables)	12 Months Ended
Dec. 31, 2014
Reconciliation Of Asset Retirement Obligation Liability
The following is a reconciliation of the ARO legal liability year end balances:

	2014	2013
	(In Millions)
Balance as of January 1	$41.4	$17.6
Liabilities incurred - ash pond adjustments	15.4	22.7
Accretion expense	2.3	1.1
Balance as of December 31	$59.1	$41.4

Indianapolis Power And Light Company [Member]
Reconciliation Of Asset Retirement Obligation Liability
The following is a reconciliation of the ARO legal liability year end balances:

	2014	2013
	(In Millions)
Balance as of January 1	$41.4	$17.6
Liabilities incurred - ash pond adjustments	15.4	22.7
Accretion expense	2.3	1.1
Balance as of December 31	$59.1	$41.4